BROKERAGE COMMISSION AND HANDLING CHARGE EXPENSES	12 Months Ended
Dec. 31, 2023
BROKERAGE COMMISSION AND HANDLING CHARGE EXPENSES.
BROKERAGE COMMISSION AND HANDLING CHARGE EXPENSES

21.    BROKERAGE COMMISSION AND HANDLING CHARGE EXPENSES

	Year ended December 31,
	2021	2022	2023

	(HK$ in thousands)
Commission, handling and settlement expenses	524,470	329,225	249,172
IPO subscription service charge expenses	47,689	564	395
Total	572,159	329,789	249,567